15. Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Investment securities available for sale	$ 194,578	$ 229,321
Mortgage loans held for sale	680	857
Carrying Amount
Assets:
Cash and cash equivalents	43,370	57,304
Investment securities available for sale	194,578	229,321
Other investments	4,361	1,830
Mortgage loans held for sale	680	857
Loans, net	797,578	753,398
Cash surrender value of life insurance	15,936	15,552
Liabilities:
Deposits	877,213	906,952
Securities sold under agreements to repurchase	58,095	37,757
Junior subordinated debentures	20,619	20,619
Level 1
Assets:
Cash and cash equivalents	43,370	57,304
Investment securities available for sale	0	0
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	194,328	229,071
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	15,936	15,552
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	58,095	37,757
Junior subordinated debentures	20,619	20,619
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	250	250
Other investments	4,361	1,830
Mortgage loans held for sale	680	857
Loans, net	748,917	735,837
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	857,999	894,932
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	43,370	57,304
Investment securities available for sale	194,578	229,321
Other investments	4,361	1,830
Mortgage loans held for sale	680	857
Loans, net	748,917	735,837
Cash surrender value of life insurance	15,936	15,552
Liabilities:
Deposits	857,999	894,932
Securities sold under agreements to repurchase	58,095	37,757
Junior subordinated debentures	$ 20,619	$ 20,619